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                       THE ADVISORS' INNER CIRCLE FUND II

                               [GRAPHIC OMITTED]

                     WESTFIELD CAPITAL DIVIDEND GROWTH FUND

                       Summary Prospectus | July 26, 2013
                   TICKER: Institutional Class Shares (WDIVX)

Before you invest, you may want to review the Fund's complete prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.westfieldcapital.com/Investment_solutions/Mutual_Funds/. You can also get this information at no cost by calling 1-866-454-0738, by sending an e-mail request to westfieldfunds@seic.com, or by asking any financial intermediary that offers shares of the Fund. The Fund's prospectus and statement of additional information, both dated July 26, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

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INVESTMENT OBJECTIVE

The Westfield Capital Dividend Growth Fund's (the "Fund") investment objective is to seek long-term capital growth.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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                                                                  INSTITUTIONAL
                                                                  CLASS SHARES
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Management Fees                                                       0.75%
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Other Expenses(1)                                                     0.43%
                                                                     -------
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Total Annual Fund Operating Expenses                                  1.18%
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Less Fee Reductions and/or Expense Reimbursements                    (0.23)%
                                                                     -------
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Total Annual Fund Operating Expenses After Fee Reductions
and/or Expense Reimbursements(2)                                      0.95%
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(1)  Other Expenses are based on estimated amounts for the current fiscal year.
(2) Westfield Capital Management Company, L.P. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2015 (the "Expense Limitation"). The Adviser is entitled to recoup such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety
     (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.


EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 YEAR          3 YEARS
                              ------------------------
                                $97             $340







                                       2




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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

In pursuing the Fund's objective, the Adviser strives to build a portfolio comprised of approximately 40-60 publicly traded equity securities of primarily large capitalization issuers with a history or prospect of paying stable or increasing dividends. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. While the Fund expects to invest primarily in common and preferred stock, it may also invest in other equity securities, including master limited partnerships ("MLPs") and American Depositary Receipts ("ADRs"). The Adviser expects that investments in foreign securities, including ADRs, will typically represent less than 35% of the Fund's assets.

In constructing the Fund's portfolio, the Adviser first identifies companies that it believes possess the following quantitative characteristics: (i) above average dividend growth, sales growth, earnings growth and free cash flow growth; (ii) high current dividend yield; and (iii) a strong balance sheet. In addition, the Adviser seeks to identify companies that it believes possess the following qualitative characteristics: (i) superior company management; (ii) unique market position and broad market opportunities; and (iii) solid financial controls and accounting. The Adviser then performs a fundamental, qualitative review of each identified company, which may include initial interviews and continuing contact with company management. The Adviser may sell a security if: (i) the security reaches or falls below a predetermined price target; (ii) a change to a company's fundamentals occurs that negatively impacts the Adviser's original investment thesis; (iii) there is a change in a company's dividend policy; or (iv) the Adviser identifies a more attractive investment opportunity.

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PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

DIVIDEND PAYING STOCKS RISK -- The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation. For example,

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

state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

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PERFORMANCE INFORMATION

The performance shown in the bar chart and performance table is the performance of another investment vehicle (predecessor fund). Institutional Class Shares of the Fund acquired substantially all of the assets of the predecessor fund after the close of business on July 26, 2013. The predecessor fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. However, the predecessor fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the predecessor fund's performance may have been lower. The performance information in the bar chart and table reflects all fees and expenses incurred by the predecessor fund. The performance information has not been adjusted to reflect Institutional Class Shares expenses. If the performance information had been adjusted to reflect Institutional Class Shares expenses, the performance may have been lower.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing how the predecessor fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the predecessor fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.westfieldcapital.com or by calling
1-866-454-0738.


                              4.62%       15.64%
                              ------------------
                              2011         2012


                         BEST QUARTER      WORST QUARTER
                           10.94%            -12.49%
                         (12/31/2011)      (9/30/2011)



The performance information shown above is based on a calendar year. The predecessor fund's performance from 1/1/13 to 6/30/13 was 13.32%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2012

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable.


                                                                SINCE INCEPTION
                                                    1 YEAR         (5/3/10)
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Returns Before Taxes                                15.64%          10.16%
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Returns After Taxes on Distributions                 N/A             N/A
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Returns After Taxes on Distributions and
Sale of Shares                                       N/A             N/A
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S&P 500 Index (reflects no deduction for fees,
expenses, or taxes)                                 16.00%           8.97%
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INVESTMENT ADVISER

Westfield Capital Management Company, L.P.

PORTFOLIO MANAGER

William A. Muggia, President, Chief Executive Officer and Chief Investment Officer, has managed the Fund since its inception.

                                       7



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PURCHASE AND SALE OF FUND SHARES

To purchase Institutional Class Shares of the Fund for the first time, including an initial purchase through an individual retirement account ("IRA"), you must invest at least $50,000. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange is open for business by contacting the Fund directly by mail at Westfield Capital Dividend Growth Fund, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Westfield Capital Dividend Growth Fund, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, Missouri 64105) or by telephone at 1-866-454-0738.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.





                                                                 WCM-SM-004-0100